OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 11 - OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of the following:

	December 31,
	2012	2011
Other taxes payable	$775,995	$304,988
Accrued payroll & welfare	14,587	9,491
Others	14,614	9,944
	$805,196	$324,423